Acquisitions and divestitures - (Details 4) $ in Millions	Dec. 31, 2023 USD ($)
Assets
Cash and cash equivalents	$ 703
Accounts receivable	20
Inventories	80
Taxes	117
Investments	13
Property, plant and equipment	2,792
Intangible	69
Other assets	139
Total assets	3,933
Liabilities
Suppliers and contractors	172
Deferred income taxes	213
Other liabilities	176
Total liabilities	561
Net assets held for sale	$ 3,372